Convertible Notes Payable - Schedule of Loss on Extinguishment of Debt (Detail) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
Debt Instrument [Line Items]
Gain Loss on extinguishment of debt	$ 602,555	$ 0	$ (24,172,736)	$ 0
2015 Notes
Debt Instrument [Line Items]
Fair value of common stock issued			36,631,149
Principal amount on 2015 Notes				22,100,000
Unamortized debt discount on 2015 Notes				$ (19,936,283)
Gain Loss on extinguishment of debt			20,975,024
Series F Preferred Stock | 2015 Notes
Debt Instrument [Line Items]
Fair value of common stock issued			12,071,249
Principal amount on 2015 Notes			8,433,113
Fair value of embedded conversion feature			1,562,988
Unamortized debt discount on 2015 Notes			(1,272,823)
Gain Loss on extinguishment of debt			$ 3,347,971